INTANGIBLE ASSETS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
Payments for the use of patents			$ 2,562	$ 2
Reconciliation of intangible assets
Balance as at beginning of year	$ 182
Balance as at ending of year	59	$ 182
Intangible assets	59	182
Licenses
Reconciliation of intangible assets
Balance as at beginning of year	182
Balance as at ending of year	59	182
Intangible assets	59	182
Licenses | COST
Reconciliation of intangible assets
Balance as at beginning of year	1,220	1,604
Write-off of assets	(1,028)	(384)
Balance as at ending of year	192	1,220
Intangible assets	192	1,220
Licenses | ACCUMULATED DEPRECIATION
Reconciliation of intangible assets
Balance as at beginning of year	(1,038)	(1,123)
Amortization	123	299
Write-off of assets	1,028	384
Balance as at ending of year	(133)	(1,038)
Intangible assets	$ (133)	$ (1,038)